Condensed Consolidated Statements of Cash Flows (Unaudited) (Q3) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities:
Net income	$ 884	$ 981
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, depletion, accretion and amortization	670	664
Share-based compensation	6	5
Gain on disposal of long-lived assets	(9)	(18)
Gain on land expropriation	0	(31)
Deferred tax expense	12	0
Net periodic pension benefit cost	8	21
Other items, net	77	85
Changes in operating assets and liabilities, net of effects of acquisitions:
Accounts receivable, net	(1,004)	(569)
Due from related-party	49	(17)
Inventories	(24)	(161)
Accounts payable	9	(259)
Due to related-party	(82)	40
Other assets	(72)	(48)
Other liabilities	(102)	(88)
Defined benefit pension plans and other postretirement benefit plans	(18)	(50)
Net cash provided by operating activities	404	555
Cash flows from investing activities:
Purchases of property, plant and equipment	(631)	(558)
Acquisitions, net of cash acquired	(86)	(21)
Proceeds from disposals of long-lived assets	12	33
Proceeds from land expropriation	20	32
Proceeds from property and casualty insurance	2	0
Net decrease (increase) in short-term related-party notes receivable from cash pooling program	522	(326)
Other investing activities, net	(50)	(16)
Net cash used in investing activities	(211)	(856)
Cash flows from financing activities:
Transfers to Parent, net	(91)	(297)
Proceeds from short-term borrowings, net	547	0
Proceeds from issuance of long-term debt, net of discount	3,395	0
Payments of debt issuance costs	(24)	0
Net (repayments) proceeds of short-term related-party debt	(129)	(5)
Proceeds from debt-for-debt exchange with Parent	922	0
Proceeds from issuances of long-term related-party debt	22	20
Repayments of long-term related-party debt	(5,541)	(30)
Payments of finance lease obligations	(75)	(59)
Other financing activities, net	(4)	(3)
Net cash (used in) provided by financing activities	(978)	(374)
Effect of exchange rate changes on cash and cash equivalents	26	(12)
Increase (decrease) in cash and cash equivalents	(759)	(687)
Cash and cash equivalents at the beginning of period	1,585	1,107
Cash and cash equivalents at the end of period	$ 826	$ 420